Other Taxes Payable (Details) - Schedule of other taxes payable - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of other taxes payable [Abstract]
VAT payable	$ 9,218	$ 5,377
Income tax payable		1,930
Business tax payable	490	561
Others	15	26
Total	$ 9,723	$ 7,894